CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Ordinary share	Additional Paid in Capital	Statutory Reserves	Retained Earnings (accumulated deficit)	Accumulated Other Comprehensive Loss	Total
Balance at beginning at Jul. 31, 2016	$ 35,000			$ (1,270,118)	$ (19,946)	$ (1,255,064)
Balance at beginning (in shares) at Jul. 31, 2016	35,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subscription receivable		$ (35,000)				(35,000)
Appropriation to statutory reserve			$ 64,111	(64,111)
Net income for the year				640,960		640,960
Foreign currency translation loss					74,963	74,963
Balance at beginning at Jul. 31, 2017	$ 35,000	(35,000)	64,111	(693,269)	55,017	(574,141)
Balance at beginning (in shares) at Jul. 31, 2017	35,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution		755,139				755,139
Appropriation to statutory reserve			214,725	(214,725)
Net income for the year				1,946,883		1,946,883
Foreign currency translation loss					(113,090)	(113,090)
Balance at beginning at Jul. 31, 2018	$ 35,000	720,139	278,836	1,038,889	(58,073)	$ 2,014,791
Balance at beginning (in shares) at Jul. 31, 2018	35,000,000					35,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from initial public offering	$ 2,075	8,772,754				$ 8,774,829
Proceeds from initial public offering (in shares)	2,074,672
Appropriation to statutory reserve			77,076	(77,076)
Net income for the year				429,227		429,227
Foreign currency translation loss					(17,642)	(17,642)
Balance at beginning at Jul. 31, 2019	$ 37,075	$ 9,492,893	$ 355,912	$ 1,391,040	$ (75,715)	$ 11,201,205
Balance at beginning (in shares) at Jul. 31, 2019	37,074,672					37,074,672
Balance at beginning (in shares) at Feb. 27, 2019						50,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from initial public offering (in shares)						35,000,000
Balance at beginning (in shares) at Feb. 28, 2019						35,000,000